Operating leases - Operating lease liabilities of time charter-in vessel agreements ( Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Operating lease liabilities, current	$ 28,227	$ 5,251
Operating lease liabilities, non-current	156,282	$ 22,574
Time charter-in vessels [Member]
Property, Plant and Equipment [Line Items]
December 31, 2025	36,445
December 31, 2026	35,232
December 31, 2027	35,661
December 31, 2028	36,049
December 31, 2029	28,549
December 31, 2030 and thereafter	42,262
Total undiscounted lease payments	214,198
Discount based on incremental borrowing rate	(32,580)
Present value of lease liability	181,618
Operating lease liabilities, current	27,290
Operating lease liabilities, non-current	$ 154,328